Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Note 21:	Quarterly Financial Data (Unaudited)

The following table summarizes the Company’s quarterly results of operations for the years ended December 31, 2011 and 2010.

	Three Months Ended
2011:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,038	$5,212	$5,071	$4,890
Total interest expense	1,256	1,220	1,141	1,090

Net interest income	3,782	3,992	3,930	3,800

Provision for loan losses	648	494	401	425
Other income	694	895	832	721
Gain on sale of securities - net	370	––	––	––
General, administrative and other expense	3,294	3,473	3,300	3,036

Income before income taxes	904	920	1,061	1,060
Federal income taxes	166	168	260	260

Net income	$738	$752	$801	$800

Earnings per share
Basic	$0.15	$0.15	$0.16	$0.17

Diluted	$0.15	$0.15	$0.16	$0.16

	Three Months Ended
2010:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,530	$5,513	$5,403	$5,221
Total interest expense	1,804	1,715	1,582	1,379

Net interest income	3,726	3,798	3,821	3,842

Provision for loan losses	360	370	321	765
Other income	776	859	849	786
Gain on sale of securities - net	––	––	47	––
General, administrative and other expense	3,371	3,471	3,687	3,393

Income before income taxes	771	816	709	470
Federal income taxes	88	115	(1)	17

Net income	$683	$701	$710	$453

Earnings per share
Basic	$0.14	$0.14	$0.15	$0.09

Diluted	$0.14	$0.14	$0.15	$0.09